CONVERTIBLE NOTE, NET (Tables)	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Summary of key assumption used in estimates of warrants
The key assumption used in estimates are as follows:

	July 29, 2020	September 25, 2020
Terms of warrants	60 months	60 months
Exercise price	11.4618	10.2214
Risk free rate of interest	22.552%	22.609%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	40.0%	39.0%

Summary of warrants activity	A summary of warrants activity for the year ended September 30, 2020 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of September 30, 2019	—
Grants of Warrants on July 2 9 , 2020	104,871	5 years	July 29, 2025
Grants of Warrants on September 25, 2020	4,696	5 years	September 25, 2025

Balance of warrants outstanding as of September 30, 2020	109,567	4.84 years